Tax payable (Tables)	12 Months Ended
Dec. 31, 2023
Tax payable
Schedule of Current income tax and social contribution payable

	December 31, 2023	December 31, 2022
Income tax	15,897	10,182
Social contribution	5,787	2,816
	21,684	12,998

Schedule of Other tax payable

	December 31, 2023		December 31, 2022
	Current	Non-current	Current	Non-current
PIS	4,602	—	1,669	—
COFINS	21,029	—	7,675	—
ICMS	490	—	173	—
ISS	2,172	—	1,111	—
IVA	19,914	—	18,098	—
Installment	559	8,604	745	7,168
IRRF	846	—	687	—
Other taxes	1,847	34	3,561	818
	51,459	8,638	33,719	7,986

Schedule of Balance of installment payments